PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Funds receivable from third party mobile and online payment platforms	¥ 47,842		¥ 145,151
VAT receivables	91,022		98,373
Advance to suppliers	20,641		22,364
Loan provided to third party companies	240,000
Interest receivable	7,332
Other receivables	8,489		16,838
Prepayments and other current assets	415,326		¥ 282,726	$ 38,733
Term of the loans paid to third party companies		1 year
Maximum borrowing capacity under the loans paid to third party companies	¥ 400,000
Percentage of interest under the loans paid to third party companies	4.50%
Maturity term of each loans under the loans paid to third party companies	3 months